COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended		76 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2012
Office leases [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantee in favor of lessor for offices	$ 546
Office leases [Member] | United States [Member]
Guarantor Obligations [Line Items]
Bank guarantee in favor of lessor for offices	$ 74
OCS [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 26	$ 143
Contingent royalty obligations	$ 8,741
OCS [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
OCS [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%
BIRD [Member]
Government and Other Grants [Line Items]
Grants received			$ 500
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date	May 09, 2012
Agreement, termination date	Dec. 31, 2014
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Participation rights survives agreement termination	4.00%